Stock-Based Compensation and Stock Options, Awards and Units - Schedule of Activity Under Stock Option Plan (Detail) (USD $)	1 Months Ended			9 Months Ended	12 Months Ended
	May 31, 2010	May 31, 2008	Jun. 30, 2007	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Available for Future Grant, Beginning balance				2,954,024	750,133	1,959,278
Options granted, Shares Available for Future Grant				(630,000)	(560,000)	(743,000)
Increase in authorized shares, Shares Available for Grant of Option or Award	4,000,000	2,700,000	1,600,000	40,000,000	4,000,000
Options cancelled, Shares Available for Future Grant				40,900	648,308	254,250
Restricted share awards granted, Shares Available for Future Grant				(713,333)
Restricted share awards cancelled, Shares Available for Grant of Options or Award						450,000
Shares Available for Future Grant, Ending balance				41,651,591	2,954,024	750,133
Number of Shares, Beginning balance				6,755,200	6,843,508	6,354,758
Options granted, Number of Shares				630,000	560,000	743,000
Options cancelled, Number of Shares				(40,900)	(648,308)	(254,250)
Number of Shares, Ending balance				7,344,300	6,755,200	6,843,508
Weighted Average Exercise Price, Beginning balance				$ 0.83	$ 1.05	$ 1.32
Options granted, Weighted Average Exercise Price				$ 0.15	$ 0.15	$ 0.18
Options cancelled, Weighted Average Exercise Price				$ 5.81	$ 2.52	$ 5.19
Weighted Average Exercise Price, Ending balance				$ 0.78	$ 0.83	$ 1.05
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share awards granted, Shares Available for Future Grant				(713,333)	(1,884,417)	(1,091,448)
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share awards granted, Shares Available for Future Grant						(78,947)
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, Beginning Balance				$ 12.00	$ 24.10	$ 64.69
Options granted, Exercise Price Range				$ 0.15	$ 0.15	$ 0.19
Options cancelled, Exercise Price Range				$ 9.45	$ 24.10	$ 64.69
Exercise Price Range, Ending Balance				$ 12.00	$ 12.00	$ 24.10
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, Beginning Balance				$ 0.12	$ 0.12	$ 0.12
Options granted, Exercise Price Range				$ 0.12	$ 0.15	$ 0.17
Options cancelled, Exercise Price Range				$ 4.75	$ 0.13	$ 0.25
Exercise Price Range, Ending Balance				$ 0.12	$ 0.12	$ 0.12